UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21403

Western Asset/Claymore Inflation-Linked Securities & Income Fund

Name of Registrant:

385 East Colorado Boulevard, Pasadena, CA 91101
Address of Principal Executive Offices:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 06/30/2008

Item 1.	Report to Shareholders.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

Semi-Annual Report to Shareholders

June 30, 2008

Semi-Annual Report to Shareholders

Fund Highlights

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Net Asset Value	$394,644,371	$389,980,044
Per Share	$13.54	$13.38
Market Value Per Share	$12.39	$11.73
Net Investment Income	$15,506,570	$20,475,534
Per Common Share	$0.53	$0.70
Dividends Paid to Common Shareholders	$10,058,798	$20,165,006
Per Common Share from Net Income	$0.35	$0.69

The Fund

Western Asset/Claymore Inflation-Linked Securities & Income Fund (WIA or the Fund) is a diversified, closed-end management investment company which seeks to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Substantially all of the Fund’s net investment income (after payment of any interest expense in connection with forms of leverage (if applicable)) is distributed to the Fund’s shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (NYSE) where they are traded under the symbol WIA.

Performance Information

Total return on market value measures investment performance in terms of appreciation or depreciation in market value per share, plus dividends and any capital gain distributions. Total return on net asset value measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. Total return on market value assumes that dividends and distributions were reinvested on payment date at prices obtained under the Fund’s dividend reinvestment plan. Total return on net asset value assumes that dividends and distributions were reinvested on payment date at net asset value. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

	Second Quarter 2008	Six Months Ended June 30, 2008	One Year	Average Annual Return
				Three Year	Since InceptionA
Total Return Based on:
Market Value	4.80%	8.64%	15.69%	4.47%	2.03%
Net Asset Value	(0.77)%	3.78%	12.59%	3.85%	4.44%
Barclays U.S. Government Inflation-Linked 1-10 year IndexB,C	0.87%	5.90%	15.17%	6.38%	5.92%
Barclays U. S. Government Inflation-Linked All Maturities IndexC,D	0.47%	4.78%	15.15%	5.59%	6.24%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

A	The Fund’s inception date is September 30, 2003.
B

This index is the U.S. component of the 1 to 10 year Barclays Global Inflation-Linked Bond Index, which measures the performance of the major government inflation-linked bond markets. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes. The performance of the index does not reflect deductions for fees, expenses or taxes.

C	This return does not include reinvestment of dividends or capital gain distributions.
D	This index is the U.S. component of the all maturities Barclays Global Inflation-Linked Bond Index, which measures the performance of the major government inflation-linked bond markets.

Semi-Annual Report to Shareholders

Fund Highlights—Continued

Investment Policies

As previously announced, effective November 26, 2007, the Fund’s investment policies were revised to include, among others, that, under normal market conditions and at the time of purchase, its portfolio be invested as follows:

•	at least 80% of its total managed assetsF in inflation-linked securities

•	at least 60% of its total managed assets in U.S. TIPS

•	no more than 40% of its total managed assets in non-U.S. dollar investments (no more than 20% of its non-U.S. dollar exposure may be unhedged)

Each of the foregoing policies is a non-fundamental policy that may be changed without shareholder approval. The Fund has also adopted the following non-fundamental policy, which, to the extent required by applicable law, may only be changed after notice to shareholders: under normal market conditions, the Fund will invest at least 80% of its total managed assets in inflation protected securities and non-inflation protected securities and instruments with the potential to enhance the Fund’s income. Pursuant to these new policies, the Fund is expected to expand its use of credit default swaps.

Up to 20% of the Fund’s portfolio securities may represent corporate debt securities of investment-grade quality at the time of their purchase that are not inflation-linked securities. In addition, to the extent permitted by the foregoing policies, the Fund may invest in emerging market debt securities. Reverse repurchase agreements and other forms of leverage will not exceed 38% of the Fund’s total managed assets. The Fund completed the redemption of its outstanding preferred shares on November 15, 2006.

Due to the investment policy changes described above, an investment in the Fund is now subject to the following additional risks:

•

Currency Risk. The risk that the value of the Fund’s portfolio holdings that are denominated in non-U.S. currencies can be affected by changes in the rates of exchange between those currencies and the U.S. dollar. Although the Fund may at times seek to hedge its foreign currency risk, suitable hedges either may not be available or, if used, may not be effective and may result in losses.

•

Emerging Markets Risk. The risk that the value of the Fund’s investments in emerging market countries are subject to economic and political developments in countries that are typically less fully developed and less stable. Additionally, emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Dividend Reinvestment Plan

The Fund and Computershare Trust Company N.A. (Agent), as the Transfer Agent and Registrar of WIA, offer a convenient way to add shares of WIA to your account. WIA offers to all common shareholders a Dividend Reinvestment Plan (Plan). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WIA unless the shareholder elects otherwise by contacting the Agent at the address set forth below.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WIA, if the market price of the shares on the date of the distribution is at or above the net asset value (NAV) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, less estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WIA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent.

F	“Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage).

Semi-Annual Report to Shareholders

Additional Information Regarding the Plan

WIA will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Trust Company, N.A., P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations telephone number (800) 426-5523.

Schedule of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-345-7999, by visiting the Fund’s website (http://www.westernclaymore.com), or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-732-0330.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Semi-Annual Report to Shareholders

Portfolio Diversification

June 30, 2008

The pie and bar charts above represent the Fund’s portfolio as of June 30, 2008 and do not include derivatives such as Futures Contracts, Options Written and Swaps. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time. U.S. Treasury Inflation Protected Securities are unrated, but are backed by the full faith and credit of the government of the United States of America and are therefore considered by the Fund’s investment adviser to be comparable to bonds rated AAA/Aaa.

Quarterly Comparison of Market Price and Net Asset Value (NAV), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Price	Net Asset Value	Premium/ (Discount)	Average Daily Volume (Shares)C
September 30, 2007	$11.67	$13.07	(10.71)%	96,100
December 31, 2007	$11.73	$13.38	(12.33)%	82,836
March 31, 2008	$11.99	$13.82	(13.24)%	139,256
June 30, 2008	$12.39	$13.54	(8.49)%	118,694

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Semi-Annual Report to Shareholders

Portfolio of Investments

June 30, 2008 (Unaudited)

Western Asset/Claymore Inflation-Linked Securities & Income Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Long-Term Securities	137.6%

U.S. Government and Agency Obligations	116.2%

Treasury Inflation-Protected SecuritiesA	116.2%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	$41,777,951	$42,499,288	B
United States Treasury Inflation-Protected Security		2.375%	4/15/11	79,133,174	83,850,223	C
United States Treasury Inflation-Protected Security		2.000%	4/15/12	52,445,702	55,330,216	C
United States Treasury Inflation-Protected Security		3.000%	7/15/12	32,969,580	36,207,292	B
United States Treasury Inflation-Protected Security		1.875%	7/15/13	60,926,261	64,410,512	B,C
United States Treasury Inflation-Protected Security		1.625%	1/15/15	22,271,436	23,000,469	B
United States Treasury Inflation-Protected Security		2.000%	1/15/16	22,616,726	23,821,768	B
United States Treasury Inflation-Protected Security		2.375%	1/15/17	10,490,644	11,355,304	B
United States Treasury Inflation-Protected Security		1.625%	1/15/18	22,093,491	22,443,872	B
United States Treasury Inflation-Protected Security		2.375%	1/15/25	19,609,762	20,565,738	B
United States Treasury Inflation-Protected Security		2.000%	1/15/26	73,866,876	73,237,826
United States Treasury Inflation-Protected Security		1.750%	1/15/28	2,050,440	1,950,801	B

Total U.S. Government and Agency Obligations (Cost—$438,808,619)					458,673,309
U.S. Government Agency Mortgage-Backed Securities	4.3%

Fixed Rate Securities	4.3%
Fannie Mae		6.000%	1/1/37 to 6/1/37	16,641,635	16,810,085

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$16,331,692)					16,810,085

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset/Claymore Inflation-Linked Securities & Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Corporate Bonds and Notes	7.2%

Automobiles	2.0%
Ford Motor Co.		7.450%	7/16/31	$7,435,000	$4,330,887
General Motors Corp.		8.375%	7/15/33	6,000,000	3,555,000	B

					7,885,887

Consumer Finance	0.5%
SLM Corp.		5.261%	2/1/10	2,000,000	1,841,700	D

Diversified Financial Services	0.9%
Bank of America Corp.		8.000%	12/29/49	1,740,000	1,630,154	E
JPMorgan Chase and Co.		7.900%	12/31/49	1,940,000	1,819,021	E

					3,449,175

Health Care Providers and Services	0.8%
HCA Inc.		5.750%	3/15/14	4,000,000	3,330,000

Leisure Equipment and Products	0.3%
Eastman Kodak Co.		7.250%	11/15/13	1,200,000	1,167,000

Media	1.4%
Comcast Corp.		5.900%	3/15/16	1,900,000	1,856,467
News America Inc.		7.625%	11/30/28	1,790,000	1,902,545
Time Warner Inc.		7.700%	5/1/32	1,750,000	1,791,655

					5,550,667

Oil, Gas and Consumable Fuels	1.3%
Hess Corp.		7.875%	10/1/29	2,880,000	3,303,092
Hess Corp.		7.300%	8/15/31	120,000	134,022
Hess Corp.		7.125%	3/15/33	895,000	977,236
Kinder Morgan Energy Partners LP		7.300%	8/15/33	900,000	920,853

					5,335,203

Total Corporate Bonds and Notes (Cost—$34,575,639)					28,559,632
Yankee BondsF	2.9%

Commercial Banks	0.6%
Glitnir Banki Hf		6.693%	6/15/16	1,240,000	797,395	E,G
Kaupthing Bank Hf		7.125%	5/19/16	2,060,000	1,451,694	G

					2,249,089

Diversified Financial Services	0.3%
UFJ Finance Aruba AEC		6.750%	7/15/13	1,025,000	1,076,804

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Yankee Bonds —Continued

Diversified Telecommunication Services	0.6%
Deutsche Telekom International Finance BV		8.250%	6/15/30	$2,175,000		$2,495,547	H

Foreign Government	1.3%
Russian Federation		7.500%	3/31/30	4,708,300		5,282,195	G

Oil, Gas and Consumable Fuels	0.1%
Gazprom		6.510%	3/7/22	490,000		439,775	G

Total Yankee Bonds (Cost—$12,142,285)						11,543,410
Foreign Government Obligations	2.1%
France Government Bond OAT		3.150%	7/25/32	4,577,401	EUR	8,376,913	I

Total Foreign Government Obligations (Cost—$7,870,981)						8,376,913
Preferred Stocks	4.9%
Citigroup Inc.		8.125%		148,000	shs	3,315,200
Fannie Mae		8.250%		318,300		7,304,985	B,E
Freddie Mac		8.375%		357,225		8,680,568	B,E

Total Preferred Stocks (Cost—$20,731,648)						19,300,753

Total Long-Term Securities (Cost—$530,460,864)						543,264,102
Investment of Collateral From Securities Lending	25.2%
State Street Navigator Securities Lending Prime Portfolio				99,270,159		99,270,159

Total Investment of Collateral From Securities Lending (Cost—$99,270,159)						99,270,159
Short-Term Securities	1.4%

Repurchase Agreement	1.4%
Deutsche Bank 2.45%, dated 6/30/08, to be repurchased at $5,551,378 on 7/1/08 (Collateral: $5,502,000 Fannie Mae note, 6.13%, due 7/17/13 value $5,662,020)				$5,551,000		5,551,000

Total Short-Term Securities (Cost—$5,551,000)						5,551,000
Total Investments (Cost—$635,282,023)J	164.2%					648,085,261
Obligation to Return Collateral for Securities Loaned	(25.2)%					(99,270,159)
Other Assets Less Liabilities	(39.0)%					(154,170,731)

Net Assets	100.0%					$394,644,371

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset/Claymore Inflation-Linked Securities & Income Fund—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedK
Eurodollar Futures	March 2009	82	$2,665
LIBOR Futures	September 2008	219	(535,646)
U.S. Treasury Note Futures	September 2008	245	(3,647)

			$(536,628)

Options WrittenK
U.S. Treasury Note Futures Put, Strike Price $108.50	July 2008	93	$42,402

A

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

B	All or a portion of this security is on loan.
C	Position, or a portion thereof, with an aggregate market value of $203,590,951 has been segregated to collateralize reverse repurchase agreements.
D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.

E

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
G

Rule 144A Security – A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.02% of net assets.

H	Credit Linked Security – The rates of interest earned on these securities are tied to the credit ratings assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
I

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

J

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,474,114
Gross unrealized depreciation	(9,670,876)

Net unrealized appreciation	$12,803,238

K	Options and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Western Asset/Claymore Inflation-Linked Securities & Income Fund

Assets:
Investment securities at market value (Cost—$629,731,023)		$642,534,261	A
Short-term securities at value (Cost—$5,551,000)		5,551,000
Cash		2,702,235
Deposits with brokers for open futures contracts		662,625
Interest receivable		4,963,622
Restricted cash pledged as collateral for swaps		1,900,000

Total assets		658,313,743

Liabilities:
Payable for open reverse repurchase agreement	$159,548,301
Obligation to return collateral for securities loaned	99,270,159
Swap contracts at value	1,832,892
Income distribution payable	1,676,287
Futures variation margin payable	478,224
Unrealized depreciation of forward foreign currency contracts	354,274
Accrued servicing agent fees	67,006
Options written (Proceeds—$56,207)	13,805
Accrued management fee	178,682
Accrued administration fee	8,197
Accrued expenses	241,545

Total liabilities		263,669,372

Net Assets		$394,644,371

Summary of Shareholders’ Equity:
Common shares, no par value, unlimited number of shares authorized, 29,152,821 shares issued and outstanding (Note 4)		$408,507,140
Undistributed net investment income		5,873,106
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(30,078,115)
Unrealized appreciation of investments, options, futures, swaps and foreign currency translations		10,342,240

Net Assets		$394,644,371

Net asset value per share:
($394,644,371 divided by 29,152,821 common shares issued and outstanding)		$13.54

A	The market value of securities on loan is $97,239,567.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

(Unaudited)

Western Asset/Claymore Inflation-Linked Securities & Income Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2008
Investment Income:
Interest	$17,018,368
Dividends	474,725
Income from securities loaned	379,040

Total income		$17,872,133

Expenses:
Advisory fee	920,264
Administration fee	49,726
Servicing agent fees	345,099
Audit and legal fees	147,433
Custodian fees	33,414
Trustees’ fees and expenses	36,790
Registration fees	11,523
Reports to shareholders	27,857
Proxy expense	18,000
Transfer agent and shareholder servicing expense	19,006
Other expenses	28,695

Total operating expenses	1,637,807
Less: Compensating balance credits	(3,616)
Interest expense	731,372

Net expenses		2,365,563

Net Investment Income		15,506,570

Net Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	3,487,235
Options	843,705
Futures	571,079
Swaps	140,490
Foreign currency transactions	116,646

		5,159,155

Change in unrealized appreciation/(depreciation) of:
Investments, options, futures and swaps	(5,855,552)
Assets and liabilities denominated in foreign currency	(87,048)

		(5,942,600)

Net Realized and Unrealized Loss on Investments		(783,445)

Change in Net Assets Resulting From Operations		$14,723,125

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset/Claymore Inflation-Linked Securities & Income Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2008	FOR THE YEAR ENDED DECEMBER 31, 2007
	(Unaudited)
Change in Net Assets:
Net investment income	$15,506,570	$20,475,534
Net realized gain/(loss)	5,159,155	(5,322,158)
Change in unrealized appreciation/(depreciation)	(5,942,600)	20,873,138

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	14,723,125	36,026,514

Distributions to Common Shareholders:
From net investment income	(10,058,798)	(20,165,006)

Net increase in net assets applicable to common shareholders	4,664,327	15,861,508

Net Assets:
Beginning of period	389,980,044	374,118,536

End of period	$394,644,371	$389,980,044

Undistributed net investment income	$5,873,106	$425,334

See notes to financial statements

Semi-Annual Report to Shareholders

Statement of Cash Flows

Western Asset/Claymore Inflation-Linked Securities & Income Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2008
(Unaudited)
Cash flows provided (used) by operating activities:
Interest received	$6,025,244
Operating expenses paid	(1,484,065)
Net purchases of short-term investments	(5,551,000)
Realized gain on foreign currency transactions	116,646
Realized gain on options	843,705
Realized gain on futures contracts	571,079
Realized gain on swap contracts	140,490
Net change in unrealized depreciation on futures contracts	(687,242)
Purchases of long-term investments	(199,555,070)
Proceeds from disposition of long-term investments	52,661,904
Premium received for swaps written	209,749
Premiums received for options written	56,207
Change in payable to broker—variation margin	603,175
Change in payable for open forward currency contracts	451,965
Interest paid	(664,921)

Net cash provided by operating activities	(146,262,134)

Cash flows provided (used) by financing activities:
Cash distributions paid on Common Stock	(10,058,798)
Deposits with brokers for reverse repurchase agreement	(1,762,624)
Proceeds from reverse repurchase agreements	159,481,851
Proceeds from reinvestment of dividends	1,272,599

Net cash flows used by financing activities	148,933,028

Net increase in cash	2,670,894
Cash, beginning of period	31,341

Cash, end of period	$2,702,235

Reconciliation of Increase in Net Assets From Operations to Net Cash Flows Provided (Used) by Operating Activities:
Increase in net assets from operations	$14,723,125

Accretion of discount on investments	(11,259,319)
Amortization of premium on investments	479,961
Increase in investments, at value	(150,240,474)
Increase in interest receivable	(1,067,531)
Decrease in premiums received for written swaps	(28,331)
Decrease in premiums received for written options	(141,282)
Increase in payable for open forward currency contracts	451,965
Increase in payable to broker—variation margin	603,175
Increase in interest payable	66,451
Increase in accrued expenses	150,126

Total Adjustments	(160,985,259)

Net cash flows provided by operating activities	$(146,262,134)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	SIX MONTHS ENDED JUNE 30, 2008		YEARS ENDED DECEMBER 31,
			2007		2006		2005	2004	2003A
	(Unaudited)
Net asset value, beginning of period	$13.38		$12.83		$13.50		$14.43	$14.28	$14.33	B

Investment operations:
Net investment income	.53	C	.70	C	.72	C	1.15	.98	.16
Net realized and unrealized gain/(loss)	(.02)		.54		(.46)		(.92)	.14	(.01)

Total from investment operations	.51		1.24		.26		.23	1.12	.15
Dividends paid to preferred shareholders from:
Net investment income	—		—		(.30)		(.23)	(.11)	—

Total from investment operations applicable to common shareholders	.51		1.24		(.04)		—	1.01	.15

Distributions paid to common shareholders from:
Net investment income	(.35)		(.69)		(.43)		(.93)	(.86)	(.16)
Return of capital	—		—		(.20)		—	—	—

Total distributions	(.35)		(.69)		(.63)		(.93)	(.86)	(.16)

Offering costs charged to paid in capital	—		—		—		—	—	(.04)

Net asset value, end of period	$13.54		$13.38		$12.83		$13.50	$14.43	$14.28

Market value, end of period	$12.39		$11.73		$11.42		$12.01	$13.31	$15.10

Average market value per share	$12.16		$11.56		$11.53		$12.90	$14.00	$15.20

Total Investment Return Based On:D
Market value	8.64	%E	8.95%		.40%		(2.98)%	(6.04)%	1.58	%E
Net asset value	3.78	%E	9.95%		(.27)%		(.01)%	7.47%	.56	%E,F

Ratios And Supplemental Data:
Ratio of total expense to average weekly net assets (including interest expense) attributable to:
Common sharesG	1.20	%H	.91%		1.36%		1.45%	1.25%	1.38	%H
Total managed assetsG,I	1.03	%H	.88%		.90%		.92%	.80%	.97	%H

Ratio of net expense to average weekly net assets (including interest expense) attributable to:
Common sharesJ	1.19	%H	.91%		1.36%		1.44%	1.25%	1.38	%H
Total managed assetsI,J	1.03	%H	.88%		.90%		.92%	.80%	.97	%H

Ratio of net expense to average weekly net assets (excluding interest expense) attributable to:
Common sharesJ	.82	%H	.76%		1.16%		1.20%	1.16%	1.00	%H
Total managed assetsI,J	.71	%H	.74%		.77%		.76%	.75%	.71	%H

Ratio of net investment income to average weekly net assets attributable to:
Common sharesJ	7.82	%H	5.45%		5.50%		8.22%	6.86%	4.73	%H
Total managed assetsI,J	6.74	%H	5.32%		5.63%		5.21%	4.41%	3.35	%H

Asset coverage on preferred shares, end of periodK	N/A		N/A		N/AL		292%	305%	303%
Portfolio turnover rate	11%E		72%		146%		38%	88%	2%E
Net assets, end of period (in thousands)	$394,644		$389,980		$374,119		$393,708	$420,757	$413,210

A	For the period September 30, 2003 (commencement of operations) to December 31, 2003.
B	Net of sales load of $0.675 on initial shares issued.
C	Computed using average daily shares outstanding.
D

Total return based on market value reflects changes in market value. Total return based on net asset value reflects changes in the Fund’s net asset value during the period. Each figure includes reinvestments of dividends and distributions. These figures will differ depending on the level of any discount or premium to net asset value at which the Fund’s shares trade during the period. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.

E	Not annualized.
F	Total return on NAV includes offering costs. If offering costs were excluded, the total return would have been 0.77%.
G	This ratio reflects total expenses before compensating balance credits.
H	Annualized.
I	Total managed assets included the liquidation value of preferred shares through November 22, 2006.
J	This ratio reflects expenses net of compensating balance credits.
K	Asset coverage on preferred shares equals the net assets of common shares plus the redemption value of the preferred shares divided by the value of outstanding preferred stock.
L	The last series of preferred shares was redeemed on November 22, 2006.

N/A Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Unaudited)

1. Significant Accounting Policies:

Western Asset/Claymore Inflation-Linked Securities & Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act), as amended, as a diversified, closed-end management investment company. The Fund commenced operations on September 30, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Trustees. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	6/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$648,085,261	$19,300,753	$628,784,508	$—
Other Financial Instruments*
Derivatives	(2,117,369)	41,420	(2,158,789)	—
Foreign Forward Currency Contracts	(354,274)	—	(354,274)	—
Reverse Repurchase Agreement	(159,548,301)	—	(159,548,301)	—

Total Value	$486,065,317	$19,342,173	$466,723,144	$—

*	Other financial instruments include reverse repurchase agreements, forward foreign currency contracts and derivatives, e.g. futures, options and swap contracts.

Semi-Annual Report to Shareholders

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2008, security transactions (excluding short-term investments) were as follows:

Purchases		Proceeds From Sales
U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
$167,217,181	$32,337,888	$46,391,734	$2,601,078

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment manager reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon valuations furnished by an independent pricing service or quotations provided by brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. The Fund had no open short sales as of June 30, 2008.

Distributions to Common Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions may be paid after the end of the tax year in which the gain is realized and in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal-year end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

Semi-Annual Report to Shareholders

3. Financial Instruments:

Emerging Markets

The Fund may invest in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries and by governments of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Forward foreign exchange contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2008, open forward currency exchange contracts (expressed in the contractual currency) were:

Broker	Settlement Date	Contract to				Unrealized Depreciation
		ReceiveA		DeliverA
Deutsche Bank AG London	8/05/08	JPY	874,824,300	USD	8,518,250	$(248,079)
Credit Suisse London	8/05/08	USD	8,386,200	EUR	5,400,000	(106,195)

						$(354,274)

A	Definitions of currency abbreviations:

JPY	– Japanese Yen
USD	– United States Dollar
EUR	– Euro

Option Transactions

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the six months ended June 30, 2008, was as follows:

	Actual Contracts	Premiums
Options outstanding at December 31, 2007	321	$197,489
Options written	1,379	781,722
Options expired	(1,420)	(843,705)
Options exercised	(187)	(79,299)

Options outstanding at June 30, 2008	93	$56,207

Swap Agreements

The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Semi-Annual Report to Shareholders

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of a swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recorded in the accompanying statement of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

As of June 30, 2008, the three-month London Interbank Offered Rate (LIBOR) was 2.78%.

The following is a summary of open credit default swap contracts outstanding as of June 30, 2008.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized (Depreciation)
Credit Default Swaps
Barclays Capital Inc. (CDX HVOL 7)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$8,000,000	$(666,171)
Barclays Capital Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	19,100,000	(666,549)
JP Morgan Chase & Co. (SLM Corporation, 5.125%, due 8/27/12)	December 20, 2012	Specified amount upon credit event notice	2.50% Quarterly	3,800,000	(290,423)

		Total Unrealized Depreciation			$(1,623,143)

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held by the Fund, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

The Fund may enter into futures contracts for various reasons, including in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Trust’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at June 30, 2008 are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

For the six months ended June 30, 2008, the average amount of reverse repurchase agreements outstanding was $69,246,988 and the daily weighted average interest rate was 2.08%.

As of June 25, 2008, the Fund entered into a reverse repurchase agreement (“Reverse Repurchase Agreement”) with Lehman Brothers, Inc. for $159,481,851. The Reverse Repurchase Agreement which matured on July 2, 2008, was recorded at cost and was collateralized by a U.S. Treasury Inflation Protected Security with a par value of $142,780,000 and a market value as of June 30, 2008, of $159,559,376. The implied interest rate on the Reverse Repurchase Agreement was 2.50% at June 30, 2008.

4. Common Shares:

Of the 29,152,821 shares of common stock outstanding at June 30, 2008, the Investment Adviser owned 6,981 shares.

5. Preferred Shares:

Between November 9, 2006 and November 15, 2006, the 8,200 Auction Market Preferred Shares (“Preferred Shares”) outstanding consisting of five series (1,640 shares each of Series M, Series T, Series W, Series TH, and Series F) were redeemed. The Preferred Shares had a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

6. Securities Lending:

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At June 30, 2008, the market value of the securities on loan to broker-dealers was $97,239,567, for which the Fund received collateral of $99,270,159 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s Portfolio of Investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

7. Transactions With Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company (Investment Adviser), which provides for payment of a monthly fee computed at the annual rate of 0.40% of the Fund’s average weekly assets. “Average weekly assets” means the average weekly value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating “average weekly assets,” neither the liquidation preference of any preferred shares outstanding nor any liabilities associated with any instrument or transactions used by the Investment Adviser to leverage the Fund’s portfolio (whether or not such instruments or transactions are “covered” as described in the prospectus) is considered a liability.

Claymore Securities, Inc. (Servicing Agent) acts as servicing agent for the Fund. For its services, the Servicing Agent receives an annual fee from the Fund, payable monthly in arrears, which is based on the Fund’s average weekly assets in a maximum amount equal to 0.15% of the Fund’s average weekly assets.

Semi-Annual Report to Shareholders

Under an administrative agreement with the Fund, Legg Mason Fund Adviser, Inc. (Administrator), an affiliate of the Investment Manager, provides certain administrative and accounting functions for the Fund. In consideration for these services, the Fund pays the Administrator a monthly fee at an annual rate of $100,000.

8. Trustee Compensation:

Each Independent Trustee receives a fee of $15,000 for serving as a Trustee of the Fund and a fee of $1,000 and related expenses for each meeting of the Board of Trustees attended. The Chairman of the Board receives an additional $2,000 for serving in that capacity. The Audit Committee Chairman and the Governance and Nominating Committee Chairman each receive an additional $1,500 for serving in their respective capacities. Members of the Audit Committee and the Governance and Nominating Committee receive $500 for each committee meeting attended.

9. Recent Accounting Pronouncements:

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48 or the Interpretation), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006. Effective January 1, 2007, the Fund adopted FIN 48. There was no material impact to the financial statements or disclosure thereto as a result of this adoption.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

10. Shareholder Meeting Results:

The Fund’s annual meeting of shareholders was held on May 27, 2008. Of the 29,152,821 common shares outstanding, the following shares were voted at the meeting:

	For	Withheld
Election of Class I Trustees:
Ronald A. Nyberg	26,086,533	1,521,349

Western Asset/Claymore Inflation-Linked

Securities & Income Fund

The Board of Trustees

Nicholas Dalmaso

R. Jay Gerken

Michael Larson

Ronald A. Nyberg

Ronald E. Toupin, Jr.

Officers

R. Jay Gerken, President

Charles A. Ruys de Perez, Vice President

Todd F. Kuehl, Chief Compliance Officer

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Steven M. Hill, Assistant Treasurer

Erin K. Morris, Assistant Treasurer

Susan C. Curry, Assistant Treasurer

Melissa J. Nguyen, Secretary

Mark Mathiasen, Assistant Secretary

Investment Adviser

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Servicing Agent

Claymore Securities, Inc.

2455 Corporate West Drive

Lisle, IL 60532

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

This report is sent to shareholders of Western Asset/Claymore Inflation-Linked Securities & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees, and on such terms as the Board of Trustees shall determine.

WIA-S-(08/08)TN08-2797

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore Inflation-Linked Securities & Income Fund
Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore Inflation-Linked Securities & Income Fund
Date:	September 5, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore Inflation-Linked Securities & Income Fund
Date:	September 5, 2008